Financial Statement Amount and Balance of Equity Method Investee as Shown in Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsidiary or Equity Method Investee [Line Items]
Total current assets	$ 338,257	$ 410,087
Total assets	358,630	424,617
Total current liabilities	129,927	179,010
Total liabilities	131,254	181,486
Total net revenue	165,498	280,138	192,401
Net income	(4,705)	46,147	37,967
Chongqing Changhui Culture Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Total current assets	12,716	3,629
Total assets	13,078	4,059
Total current liabilities	9,861	1,998
Total liabilities	9,861	1,998
Total net revenue	3,242	1,928
Net income	$ 1,123	$ 460